SEC Registration Nos.
033-44968 and 811-6525

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 29 XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 29 XX

Calvert Municipal Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

__ Immediately upon filing pursuant to paragraph (b)

 X  on April 30, 2009 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

    on [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

    on [date] pursuant to paragraph (a)(2) of rule 485.


Prospectus

[Calvert logo]

Calvert Tax-Free Reserves
Money Market Portfolio
Limited-Term Portfolio
Long-Term Portfolio

Calvert National Municipal
Intermediate Fund

April 30, 2009

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
April 30, 2009

CALVERT TAX-FREE RESERVES ("CTFR")
Money Market Portfolio
Limited-Term Portfolio
Long-Term Portfolio

CALVERT MUNICIPAL FUND, INC. ("CMF")
Calvert National Municipal Intermediate Fund
About the Funds
1	Investment Objective, Strategy, Principal Risks, and Past Performance
14	Fees and Expenses
16	Principal Investment Strategies and Risks

About Your Investment
19	About Calvert
20	Advisory Fees
21	How to Buy Shares (Sales Charges, etc.)
22	Calculation of Contingent Deferred Sales Charge
and Waiver of Sales Charges
23	Reduced Sales Charges
25	Distribution and Service Fees
26	Service Fees and
Arrangements with Broker/Dealers
27	Next Step -- Account Application
29	How Shares Are Priced
30	When Your Account Will Be Credited
31	Other Calvert Features
(Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
35	Dividends, Capital Gains and Taxes
38	How to Sell Shares
42	Financial Highlights

PLEASE READ PRIOR TO MAKING A PURCHASE OF FUND SHARES:

On March 4, 2009, the Board of Directors/Trustees unanimously approved a resolution to reorganize each of CTFR Limited-Term Portfolio, CTFR Vermont Municipal Portfolio and Calvert National Municipal Intermediate Fund into CTFR Long-Term Portfolio ("Portfolio"). The Board also unanimously approved a resolution to change the Portfolio to be a flexible duration fund. The reorganizations and the Portfolio's change to a flexible duration fund require shareholder approval. Only those shareholders who own shares as of the record date will be entitled to vote on these matters.

Please see inside back cover page for further information on this matter.

CTFR MONEY MARKET

Objective

CTFR Money Market (the "Fund" or "Money Market") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

Money Market invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a nationally recognized statistical rating organization ("NRSRO"), so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

Money Market's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. In addition, the credit quality of the securities held by the Fund may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. Treasury Department Temporary Guarantee Program for Money Market Funds

In October 2008, the Fund enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program's guarantee only covers shareholders in the Fund as of the close of business on September 19, 2008 and does not protect new shareholders after that date. Subject to certain conditions, the Program guarantees that shareholders will receive $1.00 for each Fund share held. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to participate in the extension of the Program.

The Program provides coverage to shareholders of the Fund for amounts that they held in the Fund as of the close of business on September 19, 2008. Any increase in the number of shares in the Fund held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Fund after the close of business on September 19, 2008 will not be guaranteed. If shares of the Fund held by a shareholder as of the close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (1) the amounts held by the shareholder in the Fund as of the close of business on September 19, 2008 or (2) the amounts held by the shareholder in the Fund on the date the guarantee is triggered. A shareholder who sells all of his or her shares after September 19, 2008 (and before the guarantee is triggered) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the Fund or in another money market fund that is participating in the Program.

Under the terms of the Program, the guarantee is triggered if the Fund's net asset value falls below $0.995 and the Board of the Fund makes a determination to liquidate the Fund; certain other conditions under the Program must then be satisfied. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share will be covered under the Program by the U.S. Department of Treasury, subject to the overall amount available to all money market funds participating in the Program.

The Fund pays its own fees required to participate in the Program. For the initial three months of the Program (ended December 18, 2008), the Fund paid a participation fee of 0.01% of the Fund's net assets as of September 19, 2008. For the extension of the Program (through September 18, 2009), the Fund made two program extension payments, each consisting of 0.015% of the Fund's net assets as of September 19, 2008.

For additional information on the Program, visit the U.S. Treasury Department's website at www.ustreas.gov.

Money Market Performance

The following bar chart and table show the Fund's Class O annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Money Market
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '00	1.02%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12.31.08)
	1 year	5 years	10 years
Money Market (Class O)	1.83%	2.02%	2.09%
Lipper Tax-Exempt Money Market Funds Average	1.71%	1.99%	2.01%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

CTFR LIMITED-TERM

Objective

CTFR Limited-Term (the "Fund" or "Limited-Term") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

While seeking to achieve its objective, Limited-Term strives to minimize volatility in the net asset value (NAV) per share. The Advisor intends under normal circumstances to maintain an average portfolio maturity of three years or less. The Fund typically invests at least 85% of its net assets in investment grade debt securities or in unrated debt securities whose credit quality is deemed by the Advisor to be comparable to that of investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds and notes of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation in such investments. The obligations may be structured as variable rate or adjustable rate obligations and are often supported by a third-party letter of credit.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry. The Fund typically limits to 15% of its net assets any investments in below-investment grade debt securities and unrated debt securities whose credit quality is deemed by the Advisor to be comparable to that of below-investment grade debt securities.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The market prices of bonds may decline.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact NAV.
  The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  The Advisor's forecast as to interest rates may not be correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different lengths may not perform as well as expected.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limited-Term Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital 1-Year Municipal Bond Index, a widely recognized, unmanaged index of municipal bonds. The table also shows the Fund's returns compared to the Lipper Short Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Limited-Term
Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q1 '01	1.39%
Worst Quarter (of periods shown)	Q3 '08	-1.76%

Average Annual Total Returns (as of 12.31.08)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Limited-Term:
Return before taxes	-2.01%	0.07%	1.71%
Return after taxes on distributions	-2.69%	-0.75%	0.65%
Return after taxes on distributions
and sale of Fund shares	-2.10%	-0.40%	0.82%
Barclays Capital 1-Year Municipal Bond
Index	4.57%	2.93%	3.42%
Lipper Short Municipal Debt
Funds Average	0.12%	1.66%	2.85%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CMF INTERMEDIATE

Objective

Calvert National Municipal Intermediate Fund (the "Fund" or "Intermediate") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities or in unrated debt securities whose credit quality is deemed by the Advisor to be comparable to that of investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be between 3 and 10 years.

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of issuers. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact NAV.
  The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  The Advisor's forecast as to interest rates may not be correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different lengths may not perform as well as expected.
  The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Intermediate Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The information provides some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital 7-Year Municipal Bond Index, a widely recognized, unmanaged index of bond prices. The table also shows the Fund's returns compared to the Lipper Intermediate Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Intermediate
Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	4.95%
Worst Quarter (of periods shown)	Q2 '04	-2.23%

Average Annual Total Returns (as of 12.31.08)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Intermediate:
Return before taxes	-4.20%	1.03%	3.01%
Return after taxes on distributions	-5.43%	-0.22%	1.55%
Return after taxes on distributions
and sale of Fund shares	-4.27%	0.17%	1.70%
Barclays Capital 7-Year Municipal
Bond Index	4.59%	3.69%	4.80%
Lipper Intermediate Municipal
Debt Funds Average	-1.76%	1.85%	3.36%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CTFR LONG-TERM

Objective

CTFR Long-Term (the "Fund" or "Long-Term") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade debt securities or in unrated debt securities whose credit quality is deemed by the Advisor to be comparable to that of investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. There is no limit on the Fund's average portfolio maturity.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of issuers. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact NAV.
  The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  The Advisor's forecast as to interest rates may not be correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different lengths may not perform as well as expected.
  The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Long-Term Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper General Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Long-Term
Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	6.27%
Worst Quarter (of periods shown)	Q3 '08	-4.37%

Average Annual Total Returns (as of 12.31.08)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Long-Term:
Return before taxes	-8.72%	0.61%	2.96%
Return after taxes on distributions	-9.95%	-0.78%	1.31%
Return after taxes on distributions
and sale of Fund shares	-8.12%	-0.26%	1.55%
Barclays Capital Municipal Bond Index	-2.47%	2.71%	4.26%
Lipper General Municipal
Debt Funds Average	-8.94%	0.57%	2.47%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

FEES AND EXPENSES
	Money	Limited-	Inter-	Long-
	Market	Term	mediate	Term
Shareholder Fees
(paid directly from your account)

Maximum sales charge (load)	None	1.00%	2.75%	3.75%
imposed on purchases
(as a percentage of offering price)

Maximum deferred sales	None	None1	None2	None2
charge (load)
(as a percentage of purchase price or redemption proceeds, whichever is lower)

Redemption fee3	None	2.00%	2.00%	2.00%
(as a % of redemption
proceeds) Note: Redemption fee applies only to redemptions, including exchanges, within 30 days of purchase (within seven days for Limited-Term).

Low balance fee	$3/month	None	None	None
(Money Market only, for
accounts under $1,000)

Annual Fund Operating Expenses
(deducted from Fund assets)4

Management fees	0.50%	0.63%	0.70%	0.63%

Distribution and service
(12b-1) fees	None	None	0.00%	0.09%

Other expenses5	0.18%	0.20%	0.31%	0.21%

Total annual fund
operating expenses6	0.68%	0.83%	1.01%	0.93%

1   Purchases of Limited-Term shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within 9 months of purchase. (See "How to Buy Shares.")

2   Purchases of Intermediate and Long-Term shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares.")

3   The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (within seven days for Limited-Term). The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in-capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

4   Annual fund operating expenses are based on the Fund's most recent fiscal year. The rate at which expenses are accrued during the fiscal year, however, may not be constant and, at any particular point, may be greater or less than the stated average percentage. Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of each Fund's advisory fee, see "Advisory Fees." The administrative fees (as a percentage of net assets) are as follows: 0.26% for Money Market, 0.03% for Limited-Term, 0.10% for Intermediate and 0.03% for Long-Term.

5   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

6   Each fund has an expense offset arrangement with the custodian banks whereby the custodian fees may be paid indirectly by credits earned on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights section, as the difference between line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.67%, 0.82%, 1.01% and 0.92% for Money Market, Limited-Term, Intermediate and Long-Term Portfolios, respectively, for the year ended December 31, 2008.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year; and
  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment Is Held
	1 Year	3 Years	5 Years	10 Years
Money Market	$69	$218	$379	$847
Limited-Term	$184	$362	$556	$1,115
Intermediate	$375	$588	$818	$1,477
Long-Term	$466	$660	$870	$1,475

Investment Strategies and Risks

A concise description of each Fund's principal investment strategies and principal risks is under the earlier summary for each Fund. Limited-Term, Intermediate, and Long-Term are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed in the Statement of Additional Information ("SAI").

For each of the investment strategies listed, the table below shows the limitations for Limited-Term, Intermediate and Long-Term as a percentage of net assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's Annual/Semi-Annual Reports.
Key to Table
J Fund currently uses as a principal investment strategy
q Permitted, but not typically used as a principal investment strategy
Xn Allowed up to x% of Fund's net assets
NA Not applicable to this type of fund

	Ltd. Term	Inter-mediate	Long-Term
Principal Investment Strategies
Conventional Securities

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political and Credit.	J	J	J

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	J	J

Below-investment grade high-yield bonds. Bonds rated below BBB/Baa by an NRSRO or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

	15N	35N	35N

Investment Strategies and Risks (Cont'd)
Non-Principal Investment Strategies

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q

Illiquid securities. Securities which cannot be readily sold because there is no active market. The illiquidity of a security is evaluated at the time of purchase. Risks: Liquidity, Market and Transaction.

	15N1	15N	15N

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	NA	5N2	5N2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity and Opportunity.

	NA	5N3	5N3

1   The Fund's investment in illiquid securities currently exceeds this 15% net asset limitation. The Fund will avoid investing in illiquid investments while it exceeds the 15% limitation. In addition, the Advisor will continue to monitor holdings of illiquid securities and actively seek to reduce the percentage of assets invested in illiquid securities.

2   Based on net premium payments.

3   Based on initial margin required to establish position.

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges", the two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

ABOUT CALVERT

Calvert Asset Management Company, Inc. ("Calvert" or "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2009, Calvert was the investment advisor for 58 mutual fund portfolios and had approximately $12 billion in assets under management.

Portfolio Management Team

Calvert uses a team approach to its management of the Funds. Information is provided below identifying the member of the team who is employed by or associated with Calvert and primarily responsible for the day-to-day management of the respective Funds (the "Portfolio Manager"). (This information is not provided for Money Market.)

The applicable SAI for each Fund provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in that Fund.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Thomas A. Dailey	Vice President, Portfolio Manager	Since 1989	Lead Portfolio Manager for taxable and tax-exempt money market funds and municipal funds since January 2004.	Portfolio Manager

ADVISORY FEES

The following table shows the aggregate annual advisory fee paid to Calvert by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Money Market	0.24%
Limited-Term	0.60%
Intermediate	0.60%
Long-Term	0.60%

A discussion regarding the basis for the approval by the Board of Trustees/Directors of each Fund's investment advisory agreement is available in the Fund's most recent Annual Report covering the fiscal year ended December 31.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts.

Money Market offers two classes of shares, both of which are sold without a sales charge. Only Money Market Class O is offered by this prospectus.

Sales Charges

Shares of Limited-Term, Intermediate and Long-Term are sold with a front-end sales charge. Investors pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

This table shows the charges both as a percentage of the offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest at least $50,000 but less than $100,000 in Limited-Term, or if your cumulative purchases or the value in your account is at least $50,000 but less than $100,000,1 then the sales charge is reduced to 0.75%.
Limited-Term
Your investment	Sales Charge as % of offering price	% of Amount invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None2	None2

Intermediate
Your investment	Sales Charge as % of offering price	% of Amount invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None3	None3

Long-Term
Your investment	Sales Charge as % of offering price	% of Amount invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None3	None3

1     This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges. See "Reduced Sales Charges."

2     Purchases of Limited-Term shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a nine-month contingent deferred sales charge ("CDSC") of 0.10%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

3     Purchases of Intermediate and Long-Term shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a one-year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Calculation of Contingent Deferred Sales Charge and waiver of sales charges

Purchases of shares at NAV for accounts with $1,000,000 or more for Long-Term and Intermediate ($250,000 or more for Limited-Term) on which a finder's fee has been paid by Calvert Distributors, Inc. ("CDI") are subject to a CDSC for one year (nine months for Limited-Term).

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

REDUCED SALES CHARGES (Limited-Term, Intermediate and Long-Term)

You may qualify for a reduced sales charge (sales load breakpoint/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

__________________________________

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

  has been in existence for more than six months, and
  has a purpose other than acquiring shares at a discount, and satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CDI will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges," above);
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), and "rabbi trusts."

Established Accounts

Shares of Long-Term and Limited-Term may be sold at NAV to you if your account was established on or before (i) September 15, 1987, in the case of Long-Term, or (ii) April 30, 1988, in the case of Limited-Term.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no sales charge.

Reinstatement Privilege

Subject to the Funds' market timing policy, if you redeem shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A shares of that Calvert Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or your broker at the time of repurchase. The Funds reserve the right to modify or eliminate this privilege.

Distribution and Service Fees

Intermediate and Long-Term have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows them to pay distribution fees for the sale and distribution of its shares. The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid
Money Market	None/None
Limited-Term	None/None
Intermediate	0.25%/0.00%
Long-Term	0.35%/0.09%

Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees/Directors.

Service Fees and Arrangements With Broker/Dealers

CDI, each Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays broker/dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

Maximum Commission/Service Fees*
Money Market (Class O)	None/0.05%
Limited-Term	1.00%/0.15%
Intermediate	2.25%/0.15%
Long-Term	3.00%/0.25%

*The service fee begins to accrue in the first month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on Long-Term and Intermediate shares purchased at NAV in accounts with $1 million or more. The Long-Term and Intermediate finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. CDI also pays dealers a finder's fee on Limited-Term shares purchased at NAV in accounts with $250,000 or more. The Limited-Term Finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares of CTFR Long-Term and Intermediate at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. Purchases of shares of Limited-Term at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Next Step -- Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our client services department at 800-368-2748.
Minimum To Open an Account $2,000	Minimum additional investments $250 (The Money Market Portfolio may charge a $2 service fee on check purchases of less than $250)

Each Fund may charge a service fee on subsequent purchases of less than $250. A Fund may waive investment minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through (1) certain omnibus accounts and (2) certain wrap-fee programs that offer asset allocation services and charge an asset-based fee. In addition, a Fund may waive investment minimums and any applicable service fees in other circumstances at its discretion.

Please make your check payable to the Fund and mail it to:
New Accounts (include application)	Subsequent Investments (include investment slip)
Calvert P.O. Box 219544 Kansas, City MO 64121-9544	Calvert P.O. Box 219739 Kansas City, MO 64121-9739

By Registered, Certified or Overnight Mail	Calvert c/o BFDS, 330 West 9th St. Kansas City, MO 64105-1807

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, and employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker-Dealer

Your broker-dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker-dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Generally, portfolio securities and other assets are valued based on market quotations. Securities held by Money Market are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in US dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. The Money Market Portfolio may charge a $2 service fee on any purchase less than the $250 minimum for subsequent investments. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order."

Money Market

Your purchase will be credited at the next NAV calculated after your order is received in good order, as defined below, and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Website

For 24-hour performance and account information, visit www.calvert.com or for CTFR Money Market only, call 800-368-2745.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

Electronic Funds Transfer

You may purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Electronic funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may include the imposition of redemption fees, as described under "How to Sell Shares - Redemption Fee." The Board of Trustees/Directors of each Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or CDI at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and Annual and Semi-Annual reports. Call client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CTFR Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance/Low Balance Fee

Please maintain a balance in each of your accounts of at least $1,000. If the balance in your Money Market account falls below the minimum during a month, a $3 monthly low balance fee may be charged to your account. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays exempt interest dividends from its net investment income, as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
Money Market	Accrued daily, paid monthly
Limited-Term	Paid monthly
Intermediate	Paid monthly
Long-Term	Paid monthly

Dividend payment options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge) unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Funds may derive up to 20% of their income from taxable investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

In January, the Fund will mail you Form 1099-INT indicating the amount of exempt-interest dividends paid during the past year and the dividends attributable to interest on certain private activity bonds. If taxable income or gains paid to you in the past year exceed $10, the Fund will also mail you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Limited-Term, Long-Term and Intermediate Only:

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail to you Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days after your redemption request is received to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the portfolio security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544. Your letter should include your account number, name of the Fund, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (Money Market only)

You may redeem shares in your CTFR Money Market account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts. The Fund will charge a $25 fee on drafts returned for any reason. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to a CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund or, in the case of Limited-Term, within 7 days of purchase, unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation. For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 fiscal years. Each Fund's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Money Market Portfolio
Financial Highlights
		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2008	2007	2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.018	.030	.028
Distributions from
Net investment income	(.018)	(.030)	(.028)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.83%	3.06%	2.83%
Ratios to average net assets: A
Net investment income	1.82%	3.00%	2.78%
Total expenses	.68%	.68%	.69%
Expenses before offsets	.68%	.68%	.69%
Net expenses	.67%	.66%	.67%
Net assets, ending (in thousands)	$760,722	$901,876	$903,667

	Years Ended
	December 31,	December 31,
Class O Shares	2005	2004
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.018	.006
Distributions from
Net investment income	(.018)	(.006)
Net asset value, ending	$1.00	$1.00

Total return*	1.79%	.58%(x)
Ratios to average net assets: A
Net investment income	1.77%	.57%
Total expenses	.69%	.70%
Expenses before offsets	.69%	.69%
Net expenses	.68%	.69%
Net assets, ending (in thousands)	$987,404	$1,069,129

See notes to financial highlights.

Limited-Term Portfolio
Financial Highlights
		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$9.98	$10.40	$10.57
Income from investment operations
Net investment income	.18	.20	.32
Net realized and unrealized gain (loss)	(.28)	(.38)	(.17)
Total from investment operations	(.10)	(.18)	.15
Distributions from
Net investment income	(.20)	(.24)	(.32)
Total distributions	(.20)	(.24)	(.32)
Total increase (decrease) in net asset value	(.30)	(.42)	(.17)
Net asset value, ending	$9.68	$9.98	$10.40

Total return*	(1.03%)	(1.75%)	1.40%
Ratios to average net assets: A
Net investment income	2.01%	2.23%	2.97%
Total expenses	.83%	.77%	.71%
Expenses before offsets	.83%	.77%	.71%
Net expenses	.82%	.77%	.70%
Portfolio turnover	102%	140%	110%
Net assets, ending (in thousands)	$126,901	$185,518	$464,571

	Years Ended
	December 31,	December 31,
Class A Shares	2005	2004
Net asset value, beginning	$10.61	$10.74
Income from investment operations
Net investment income	.27	.20
Net realized and unrealized gain (loss)	(.04)	(.13)
Total from investment operations	.23	.07
Distributions from
Net investment income	(.27)	(.20)
Total distributions	(.27)	(.20)
Total increase (decrease) in net asset value	(.04)	(.13)
Net asset value, ending	$10.57	$10.61

Total return*	2.21%	.62%
Ratios to average net assets: A
Net investment income	2.50%	1.80%
Total expenses	.66%	.59%
Expenses before offsets	.66%	.59%
Net expenses	.66%	.59%
Portfolio turnover	57%	39%
Net assets, ending (in thousands)	$770,320	$1,210,008

See notes to financial highlights.

Intermediate
Financial Highlights
		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$10.55	$10.65	$10.70
Income from investment operations
Net investment income	.38	.36	.38
Net realized and unrealized gain (loss)	(.53)	(.09)	(.06)
Total from investment operations	(.15)	.27	.32
Distributions from
Net investment income	(.38)	(.37)	(.37)
Net realized gain	(.01)	***	--
Total distributions	(.39)	(.37)	(.37)
Total increase (decrease) in net asset value	(.54)	(.10)	(.05)
Net asset value, ending	$10.01	$10.55	$10.65

Total return *	(1.48%)	2.61%	3.07%
Ratios to average net assets: A
Net investment income	3.61%	3.35%	3.51%
Total expenses	1.01%	.98%	.93%
Expenses before offsets	1.01%	.98%	.87%
Net expenses	1.01%	.97%	.86%#
Portfolio turnover	39%	64%	51%
Net assets, ending (in thousands)	$44,684	$55,253	$66,827

	Years Ended
	December 31,	December 31,
Class A Shares	2005	2004
Net asset value, beginning	$10.95	$11.11
Income from investment operations
Net investment income	.37	.37
Net realized and unrealized gain (loss)	(.16)	(.16)
Total from investment operations	.21	.21
Distributions from
Net investment income	(.37)	(.37)
Net realized gain	(.09)	***
Total distributions	(.46)	(.37)
Total increase (decrease) in net asset value	(.25)	(.16)
Net asset value, ending	$10.70	$10.95

Total return *	1.87%	1.94%
Ratios to average net assets: A
Net investment income	3.40%	3.37%
Total expenses	.95%	.94%
Expenses before offsets	.94%	.93%
Net expenses	.93%	.93%
Portfolio turnover	92%	40%
Net assets, ending (in thousands)	$74,510	$80,244

See notes to financial highlights.

Long-Term Portfolio
Financial Highlights
		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$16.24	$16.57	$16.54
Income from investment operations
Net investment income	.62	.62	.66
Net realized and unrealized gain (loss)	(1.44)	(.33)	.03
Total from investment operations	(.82)	.29	.69
Distributions from
Net investment income	(.62)	(.62)	(.66)
Total distributions	(.62)	(.62)	(.66)
Total increase (decrease) in net asset value	(1.44)	(.33)	.03
Net asset value, ending	$14.80	$16.24	$16.57

Total return*	(5.18%)	1.80%	4.25%
Ratios to average net assets: A
Net investment income	3.93%	3.79%	3.93%
Total expenses	.93%	.91%	.88%
Expenses before offsets	.93%	.91%	.82%
Net expenses	.92%	.90%	.80%##
Portfolio turnover	48%	47%	60%
Net assets, ending (in thousands)	$49,369	$53,381	$52,855

	Years Ended
	December 31,	December 31,
Class A Shares	2005	2004
Net asset value, beginning	$16.64	$16.93
Income from investment operations
Net investment income	.68	.65
Net realized and unrealized gain (loss)	**	(.29)
Total from investments	.68	.36
Distributions from
Net investment income	(.68)	(.65)
Net realized gain	(.10)	--
Total distributions	(.78)	(.65)
Total increase (decrease) in net asset value	(.10)	(.29)
Net asset value, ending	$16.54	$16.64

Total return*	4.15%	2.20%
Ratios to average net assets: A
Net investment income	4.04%	3.91%
Total expenses	.89%	.89%
Expenses before offsets	.89%	.88%
Net expenses	.88%	.88%
Portfolio turnover	116%	151%
Net assets, ending (in thousands)	$62,930	$63,310

See notes to financial highlights.

Notes to Financial Highlights

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

*      Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

**      Amount was less than .001 per share.

***      Distribution was less than $.01 per share.

(x)       On December 31, 2004, the Advisor voluntarily contributed $57,730 and $73,758 to Money Market's Class O and Class I shares, respectively, to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

#      Net expenses would have been .92% absent the non-recurring fee waiver by the Fund's third party service provider.

##      Net expenses would have been .86% absent the non-recurring fee waiver by the Fund's third party service provider.

PROTECTING YOUR PRIVACY

Your relationship with us is important.

Please take time to review this statement about our privacy policies with existing and former customers. We do not disclose any non-public personal information about our customers to anyone, except as permitted by law.

Your privacy is a top priority.

You have shared personal and financial information with us:

  Information we receive from you on applications or other forms, such as your name, address, social security number, assets and income; and
  Information about your transactions with us, our affiliates or others, such as your account balance, payment history and parties to transactions.

We use this information to provide our products and services to you, and to assist you in achieving your financial goals. We promise to protect the security, privacy and use of your personal and financial information, including account and transaction details.

Your information is shared only in

limited ways and for specific purposes.

We do not currently share your information with affiliates in the Calvert and the UNIFI Companies; however, we reserve the right to do so. Also, we may disclose information we collect to companies that perform administrative or marketing services on our behalf, such as transfer agents, or printers and mailers that assist us in the distribution of materials, or others as permitted by law, in order to:

  provide you with faster, more comprehensive service, and
  implement security measures and fight fraud for your continued protection.

Calvert does not give or sell information about you or your accounts to any other company, individual or group. However, governmental agencies, regulatory authorities and other entities may have access to such information if permitted by law.

The products and services you use are delivered in a secure environment.

Whether you use automated telephone capabilities or the Internet, you can feel confident that we employ security measures that are appropriate to each technology. For more information on Internet-specific privacy and security measures, please visit our Web site at www.calvert.com.

Keeping your personal information

accurate and current is a vital concern.

We strive to keep your personal and financial information accurate. If you believe that our records are incorrect or out of date, please notify us by contacting Investor Relations at 800.368.2745 and we will make any necessary corrections.

Employee access to your information is limited.

Our employees have limited access to shareholder information based on their job function. This enables them to assist you in completing transactions, obtaining additional information about our products and resolving any problems that might arise. All employees are instructed to use the strict standards of care outlined in Calvert's confidentiality rules. Employees who do not conform to Calvert's confidentiality rules are subject to disciplinary actions that may include dismissal.

Your privacy preferences will be respected.

Since your financial needs change and our financial products are continually developing, we may contact you to determine if we can be of additional service to you. Most of our shareholders appreciate hearing about our new offerings and choose to continue to do so. If you have additional questions about these policies, please call Investor Relations at 800.368.2745.

This notice is subject to change.
Created on 02-05-01
Revised 01-01-06

(Not Part of the Prospectus)

(Not Part of the Prospectus)

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week
800-368-2745
(CTFR Money Market only)

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

IMPORTANT INFORMATION AFFECTING THE PORTFOLIOS

On March 4, 2009, the Board of Trustees of Calvert Tax-Free Reserves and the Board of Directors of Calvert Municipal Fund, Inc. unanimously resolved to take certain actions that will affect your Portfolio or Fund.

The Board of Directors/Trustees (the "Board") has unanimously approved a resolution to reorganize each of CTFR Limited-Term Portfolio, CTFR Vermont Municipal Portfolio and Calvert National Municipal Intermediate Fund into CTFR Long-Term Portfolio (the "Reorganization Proposal"). Each reorganization is intended to be a tax-free reorganization under the Internal Revenue Code.

The Board also unanimously approved a resolution to amend the "Principal Investment Strategies" section of the CTFR Long-Term Portfolio prospectus. The purpose of this amendment is to change the investment strategy of the CTFR Long-Term Portfolio, which has historically emphasized investment in long-term tax-exempt fixed income securities, to a strategy that is not limited to investing in securities with any particular maturity or duration and that does not target any particular average portfolio maturity or average portfolio duration (the "CTFR Long-Term Proxy Proposal").

Shareholders of each of CTFR Limited-Term Portfolio, CTFR Vermont Municipal Portfolio and Calvert National Municipal Intermediate Fund (each, a "Merging Fund") will be asked to vote separately on the reorganization of their Portfolio or Fund and must approve it before any change may take place. Shareholders of CTFR Long-Term Portfolio will be asked to vote on the CTFR Long-Term Proxy Proposal. CTFR Long-Term Portfolio shareholders will not have any vote with respect to the approval or disapproval of any reorganization. Similarly, Merging Fund shareholders will not have any vote with respect to the approval or disapproval of the CTFR Long-Term Proxy Proposal.

The Board actions described above are related to the extent that the reorganizations proposed in the Reorganization Proposal may not be consummated unless the CTFR Long-Term Proxy Proposal is approved by CTFR Long-Term Portfolio shareholders. Accordingly, each reorganization proposed in the Reorganization Proposal will only be consummated if (i) shareholders of the applicable Merging Fund approve the Reorganization Proposal for that Merging Fund and (ii) shareholders of the CTFR Long-Term Portfolio approve the prospectus change set forth in the CTFR Long-Term Proxy Proposal. In the event that any reorganization is approved by the applicable Merging Fund shareholders, but one or both of the other reorganizations are disapproved, the approved reorganization will proceed provided, as indicated above, that CTFR Long-Term Portfolio shareholders have approved the CTFR Long-Term Proxy Proposal.

The Board also unanimously resolved that if the CTFR Long-Term Proxy Proposal is approved by shareholders, the name of CTFR Long-Term Portfolio will be changed to "Calvert Tax-Free Bond Fund" without further action of the Board. Accordingly, if the reorganization of any Merging Fund is approved by shareholders of that Merging Fund and the CTFR Long-Term Proxy Proposal is approved by shareholders of CTFR Long-Term Portfolio, shares of that Merging Fund will be exchanged for shares of Calvert Tax-Free Bond Fund, in each case, based on a formula that results in an exchange of equal value.

A preliminary filing was made with the Securities and Exchange Commission on April 2, 2009, detailing the proposed changes to be effected pursuant to the Reorganization Proposal and the CTFR Long-Term Proxy Proposal. In the near future proxy materials, including the applicable Agreement and Plan of Reorganization and a further explanation of the proposed changes, will be sent to shareholders of each Merging Fund.

(Not Part of the Prospectus)

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports, free of charge, on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.
Investment Company Act file:	no. 811-03101 (Calvert Tax-Free Reserves)
no. 811-06525 (Calvert Municipal Fund, Inc.)

Printed on recycled paper using soy inks


CALVERT TAX-FREE RESERVES
Long-Term Portfolio
Vermont Municipal Portfolio

CALVERT MUNICIPAL FUND, INC.
Calvert National Municipal Intermediate Fund

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

Statement of Additional Information
April 30, 2009

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectus, dated April 30, 2009, for each Portfolio or Fund (each a "Portfolio", and collectively, the "Portfolios"). Each Portfolio's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI. The prospectus and the most recent shareholder report for each Portfolio may be obtained free of charge by writing the applicable Portfolio at the above address, calling the Portfolio, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	3
Additional Risk Disclosure	9
Investment Restrictions	9
Dividends, Distributions and Taxes	11
Net Asset Value	12
Calculation of Yield and Total Return	13
Purchase and Redemption of Shares	14
Trustees/Directors and Officers	15
Investment Advisor	22
Portfolio Manager Disclosure	22
Administrative Services Agent	25
Method of Distribution	25
Transfer and Shareholder Servicing Agents	27
Portfolio Transactions	27
Portfolio Holdings Disclosure	28
Personal Securities Transactions	31
Proxy Voting Disclosure	31
Process for Delivering Shareholder Communications to the Board of Trustees/Directors	31
Independent Registered Public Accounting Firm and Custodian	32
General Information	32
Control Persons and Principal Holders of Securities	32
Fund Service Providers	34
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Credit Rating Descriptions

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

                The following supplemental discussion of investment policies and risks applies to each Portfolio, unless otherwise noted.

Variable Rate Obligations and Demand Notes

                The Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the price fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of its shares.

                The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

                The Board of Trustees/Directors has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through a commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes may be deemed to be either the period remaining until such time as the Portfolio can recover the principal through demand or the period remaining until the next interest adjustment date.

Municipal Leases

                The Portfolios may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolios may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers the risk of cancellation in its investment analysis. The Portfolio's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Obligations with Puts Attached

                The Portfolios may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Temporary Investments

                From time to time for liquidity purposes or pending the investment of the proceeds of the sale of Portfolio shares, the Portfolios may invest in and derive up to 20% of their income from taxable obligations of the U.S. Government, its agencies, and instrumentalities. Interest earned from such taxable investments will be taxable to investors as ordinary income unless the investors are otherwise exempt from taxation.

                The Portfolios intend to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which does not earn income.

Repurchase Agreements

                Each of the Portfolios may invest up to 20% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which a Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Portfolio engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

                Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the respective Portfolio's Board of Trustees/Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portoflio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security.

                While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

                Each of the Portfolios may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into reverse repurchase agreements only when the interest income expected to be earned on the obligation in which the Portfolio plans to invest the proceeds exceeds the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                A Portfolio's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreement, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolios will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Portfolio's Board of Trustees/Directors.

Below Investment Grade, High-Yield Debt Securities

                Below investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service ("Moody's")), known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). Each Portfolio considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the Advisor. Below investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

                The quality limitation set forth in a Portfolio's investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Issuer Non-Diversification Risk

                The Portfolios are non-diversified and may focus their investments on a small number of issuers. A portfolio that is "non-diversified" may invest a greater percentage of its net assets in the securities of a single issuer than a portfolio that is "diversified." A portfolio that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Exchange-Traded Funds ("ETFs")

                ETFs are shares of other investment companies that can be traded in the secondary market (e.g. on an exchange) but whose underlying assets are stocks or bonds selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

                The Portfolios may purchase shares of ETFs for the limited purpose of managing the Portfolio's cash position consistent with the Portfolio's applicable benchmark. For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Advisor decides to make other permissible investments. Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to lessen the exposure to the market.

                Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry that is performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because EFTs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Portfolio. Therefore, a Portfolio's purchase of an ETF results in the layering of expenses, such that shareholders of the Portfolio indirectly bear a proportionate share of any operating expenses of the ETF.

Illiquid Securities

                Each Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of the purchase are illiquid.  The Advisor will monitor the amount of illiquid securities in the Portfolio, under the supervision of the Board, to ensure compliance with the Portfolio's investment restrictions.

                Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

                Notwithstanding the above, a Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

                Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by a Portfolio's Board.

Derivatives

                Each Portfolio may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. A Portfolio can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

                Each Portfolio may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies. Each Portfolio may also engage in the purchase and sale of futures contracts and interest rate futures contracts. In addition, each Portfolio may write covered call options and secured put options on such futures contracts. Each Portfolio's use of options and futures is described more fully below.

                The Portfolios may engage in such transactions only for hedging purposes, including hedging of a Portfolio's cash position. They may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

                Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

                The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Portfolio for a gain or a loss. Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options. A Portfolio will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

                Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Portfolio may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Portfolio intends to purchase, to limit the risk from adverse interest rate movements, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. A Portfolio may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio.

                Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Portfolio may purchase put options to protect its portfolio securities against the risk of declining prices, to limit the risk from adverse interest rate movements, or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. Each Portfolio may write certain types of options. Writing options means that the Portfolio is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Portfolios may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Portfolio owns the security. A put option is deemed "secured" if the Portfolio has segregated cash or securities having an aggregate value equal to the total purchase price the fund will have to pay if the put option is exercised.

                Call Options.   A Portfolio that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Portfolio is obligated to sell that security at the exercise price, this strategy also limits the Portfolio's ability to benefit from an increase in the price of the security above the exercise price.

                Each Portfolio may only write covered call options on securities. This means that so long as a Portfolio is obligated as the writer of a call option, the Portfolio will own the underlying security. A Portfolio may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option. A Portfolio's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Portfolio has not entered into a closing purchase transaction. When a portfolio writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

                Put Options.  A Portfolio that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Portfolio's acquisition cost for that security.  A Portfolio that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Portfolio with a partial buffer against a price increase, while providing the fund with an opportunity to acquire the security at the lower exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Portfolio at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

                A Portfolio may only write secured put options, which requires the fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Portfolio will have to segregate additional assets. When a Portfolio writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options. A Portfolio may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers. Options exchanges may provide liquidity in the secondary market. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Portfolio's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Futures Transactions. Each Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some (including futures on market indices) are settled in cash based on the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures positions becomes more valuable. Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will then terminate the position in the futures contract.

                The Portfolios can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. When a Portfolio purchases a futures contract it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated plus the initial and maintenance margin held in the account of its broker equals the market value of the futures contract, thereby ensuring the use of such futures is unleveraged.

                The purchase and sale of futures contracts is for the purpose of hedging a Portfolio's holdings of long-term securities or its cash balance. Futures contracts based on U.S. Government securities and municipal bonds historically have reacted to an increase or decrease in interest rates in a manner similar to that of the cash bond market. If interest rates increase, the value of such securities would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of a Portfolio holding such securities from declining as much as it otherwise would have. Thus, if a Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or municipal bonds and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term securities in the cash market. The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result more easily and quickly.

                Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    Each Portfolio may purchase put or call options, write secured put options or write covered call options on futures contracts that the Portfolio could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Portfolios may also enter into closing transactions with respect to such options to terminate an existing position.

                Each Portfolio may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options and Futures Contracts. If a Portfolio has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

                The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

                The Portfolios can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Portfolios intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Portfolios from closing a futures position or an option on a futures contract, which could require a Portfolio to make daily margin payments in the event of adverse price movements. If the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet maintenance margin requirements at a time when it may be disadvantageous to do so. If a Portfolio cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless. A Portfolio that cannot close a futures or options position may be required to perform under the terms of the futures or options contract.

                The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. A Portfolio will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

                The trading of futures contracts (and options thereon) is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.

                It is possible that trading in municipal bond index futures contracts will result in less liquidity than trading in other futures contracts.

Swap Agreements

                Each Portfolio, except as otherwise indicated below, may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. Each Portfolio will only enter into swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

                The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables, the investment performance of the Portfolio may be less favorable than it would have been if this investment technique were not used.

                Credit default swaps are one type of swap agreement that the Portfolios may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Portfolio would bear the losses resulting from the credit event. Each Portfolio will only invest in credit default swaps for hedging purposes.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

                The United States and other countries have recently experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

                The recent instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                The Portfolios have adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

(1) No Portfolio may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby) or domestic bank money market instruments.

(2) No Portfolio may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed).

(3) No Portfolio may underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

(4) No Portfolio may invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(5) No Portfolio may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

(6) Long-Term Portfolio: Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal income tax.

(7) Vermont Municipal Portfolio: Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal and Vermont state income tax. This may include some securities of issuers located outside of Vermont.

(8) National Municipal Intermediate Portfolio: Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

A Portfolio may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

                The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) Each Portfolio will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(3) Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options, except as permitted in connection with transactions in futures contracts and options thereon. The Portfolio reserves the right to purchase securities with puts attached or with demand features.

(4) Each Portfolio may not invest more than 35% of net assets in below investment grade, high-yield debt securities. Each Portfolio does not intend to invest more than 15% in below investment grade, high-yield debt securities.

(5) Each Portfolio may not purchase illiquid securities if more than 15% of the value of the Portfolio's net assets would be invested in such securities.

(6) Long-Term Portfolio only: Though non-diversified, the Portfolio does not intend to invest more than 15% of its assets in any one issuer.

(7) Each Portfolio may not purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Portfolio's total assets, based on net premium payments.

(8) Each Portfolio may not invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, exceeds 5% of the Portfolio's total assets.

(9) With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, each Portfolio may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Portfolio's total assets.

                Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS AND TAXES

                The Portfolios intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation rather than passing through its income and gains to shareholders.

                Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carry forwards as of December 31, 2008 were as follows:

Long-Term	$241,268
Vermont Municipal	$35,288
National Municipal	$406,530

                The Portfolios' dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax or, in the case of Vermont Municipal, state income tax. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income ("AMT") for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio's dividends derived from taxable interest and distributions of capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders. It is possible that the Internal Revenue Service could rule that a municipal securities offering previously acquired by a Portfolio fails to qualify for tax-exempt treatment. In this event, the Portfolio may distribute a higher amount of taxable income in that year than it had intended to pay out.

                A shareholder may also be subject to state and local taxes on dividends and distributions from the Portfolios. Shareholders will be notified of the income earned from the obligations of each state and territory as a percentage of the total interest income earned. A Portfolio will also notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.

                The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of a Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

                The Portfolios are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in a Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) a Portfolio is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

                In addition, the Portfolios are required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number, and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund/Portfolio identifying CUSIP number.

                Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Portfolios for further information.

NET ASSET VALUE

                The public offering price of the shares of each Portfolio is the respective net asset value ("NAV") per share. The NAV per share of each Portfolio is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The NAV of the Portfolios fluctuate based on the respective market value of the Portfolios' investments. The NAV per share of each Portfolio is determined every business day as of the close of the regular session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time). The Portfolios do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, the Portfolio follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

                Below is a specimen price-make-up sheet showing how each Portfolio calculates the total offering price per share.

Net Asset Value and Offering Price Per Share, as of December 31, 2008:
Long-Term
Net asset value per share	$14.80
($49,369,152/ 3,335,479 shares)
Maximum sales charge	$0.58
(3.75% of offering price)
Offering price per share	$15.38

Vermont Municipal
Net asset value per share	$14.92
($48,414,329/ 3,245,496 shares)
Maximum sales charge	$0.58
(3.75% of offering price)
Offering price per share	$15.50

National Municipal
Net asset value per share	$10.01
($44,684,384/ 4,462,984 shares)
Maximum sales charge	$0.28
(2.75% of offering price)
Offering price per share	$10.29

CALCULATION OF YIELD AND TOTAL RETURN

YIELD

                From time to time, each Portfolio may advertise its "yield" and "tax equivalent yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Each Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

                The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal a Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in any advertisement.

                For the thirty-day period ended December 31, 2008 the yields were:
	SEC 30-Day Yield	Tax-equivalent Yield (assumes 35% Federal Bracket)
Long-Term	4.27%	6.57%
Vermont Municipal	3.56%	5.48%
National Municipal	3.58%	5.51%

                Total return, like yield and NAV per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

TOTAL RETURN

                From time to time, the Portfolios advertise their "total return." Total return is historical in nature and is not intended to indicate future performance. Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Portfolio's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

                Total return before taxes is computed according to the following formula:

P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).

                Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

                Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

                Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including returns after taxes, reflect the deduction of the Portfolio's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" or "without CDSC" or at "NAV", which do not deduct the sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for "return with maximum load", P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

                See the Prospectus for each Portfolio's standardized (with maximum load) performance results for the periods ending December 31, 2008.

                Average annual total returns without maximum load for the periods ending December 31, 2008 are as follows:

Before Taxes Without Max. Load
Long-Term
One Year	-5.18%
Five Years	1.38%
Ten Years	3.35%

Vermont Municipal
One Year	-1.35%
Five Years	2.10%
Ten Years	3.30%

National Municipal
One Year	-1.48%
Five Years	1.59%
Ten Years	3.30%

PURCHASE AND REDEMPTION OF SHARES

                Each Portfolio has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at each Portfolio's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

                The Portfolios have no arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

                Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Portfolio's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

                Each Portfolio has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Portfolio may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Portfolio, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) The notice of election is irrevocable while Rule 18f-1 is in effect unless the Commission permits the withdrawal of such notice.

                See the prospectus(es) for additional details on purchases and redemptions.

TRUSTEES/DIRECTORS AND OFFICERS

                The Calvert Tax-Free Reserves ("CTFR" or the "Trust") Board of Trustees and the Calvert Municipal Fund, Inc. ("Municipal Fund" or "CMF") Board of Directors (collectively, "Trustees/Directors") supervise each Portfolio's activities and review contracts with companies that provide services to the Portfolios. Business information is provided below about the Trustees/Directors. Independent Trustees/Directors refers to those Trustees/Directors who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.
Name & Age	Position with CTFR/CMF	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. AGE: 60	Trustee of CTFR Director of CMF	1980 1992	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	30
DOUGLAS E. FELDMAN, M.D. AGE: 60	Trustee of CTFR Director of CMF	1982 1992	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	13
JOHN G. GUFFEY, JR. AGE: 60	Trustee of CTFR Director of CMF	1980 1992	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	30	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 63	Trustee of CTFR Director of CMF	1996 1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	41	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 71	Trustee of CTFR Director of CMF	1982 1992	Retired executive.	41	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK* AGE: 56	Trustee & President of CTFR Director & President of CMF	1997 1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	58	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair) Ameritas Holding Company
DAVID R. ROCHAT* AGE: 71	Trustee & Senior Vice President of CTFR Director & Senior Vice President of CMF	1980 1992	Executive Vice President of Calvert Asset Management Company, Inc. (prior to 2008) and Director and President of Chelsea Securities, Inc.	13	Government Scientific Source, Inc. Chelsea Securities, Inc. Vermont Quality Meats
D. WAYNE SILBY, Esq.* AGE: 60	Trustee & Chair of CTFR Director & Chair of CMF	1980 1992	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	30	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
Name & Age	Position with CTFR/CMF	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
KAREN BECKER AGE: 56	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
JENNIFER S. BERG AGE: 35	Assistant Fund Controller	2009	Fund Administration Manager of Calvert Group, Ltd.
THOMAS A. DAILEY AGE: 44	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	1996

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, Inc., investment advisor to the Funds.

TRACI L. GOLDT AGE: 35	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 59	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA Age: 44	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 52	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL, Esq. AGE: 56	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 53	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 61	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE A. TRUNOW AGE: 41	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., Head of Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 56	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 47	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of both CTFR and CMF since she is an Officer and Director of the Portfolios' Advisor and certain affiliates. Mr. Silby is an interested person of CTFR and CMF since he is a Director of the parent company of the Portfolios' Advisor. Mr. Rochat is an interested person of CTFR and CMF since he was an Officer and Director of the Portfolios' Advisor within the last two fiscal years.

                The address of the Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except for Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees/Directors and Officers of CTFR or CMF as a group own less than 1% of each Portfolio's outstanding shares.

                Each Board has the following standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Trustee/Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g., initiation and consideration of nominations for the appointment or election of independent Trustees/Directors of the Board. It met four times in the past fiscal year. Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Pugh comprise this Committee.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of each Portfolio's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with each Portfolio's independent public accountants and representatives of Portfolio management to review accounting activities and areas of financial reporting and control. It met five times in the past fiscal year. Messrs. Baird, Feldman, and Pugh comprise this Committee.

                The Board of Trustees/Directors of CTFR and CMF have retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Portfolio, in connection with the Board's annual consideration of the renewal of the Portfolio's investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

                The Trustees/Directors owned shares in the Portfolios and in all other Calvert Portfolios for which they serve on the Board, in the following amounts as of December 31, 2008:

Long-Term
Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	$1-$10,000	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
John G. Guffey, Jr.	$10,001 - $50,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	> $100,000
D. Wayne Silby	None	> $100,000

Vermont Municipal
Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Independent Trustees
Richard L. Baird, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
John G. Guffey, Jr.	None	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	$10,001 - $50,000	> $100,000
D. Wayne Silby	None	> $100,000

National Municipal
Name of Director	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds

Independent Directors
Richard L. Baird, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
John G. Guffey, Jr.	>100,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	> $100,000
D. Wayne Silby	None	> $100,000

                Trustees/Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Portfolio in the Calvert Family of Funds through the Deferred Compensation Plan. Management believes this will have a negligible effect on each Portfolio's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table
Calvert Tax-Free Reserves

                The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Portfolios of CTFR for the most recent fiscal year ended December 31, 2008 and to all of the portfolios in the Fund Complex. Each portfolio within CTFR is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Portfolios (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Portfolios' Expenses	Total Compensation From Portfolios and Fund Complex Paid to Trustees***
Richard L. Baird, Jr.** (Trustee)	$6,765	$3,383	$106,875
Douglas E. Feldman (Trustee)	$6,972	$0	$52,250
John G. Guffey, Jr.** (Trustee)	$5,476	$1,643	$98,770
M. Charito Kruvant** (Trustee)	$6,972	$4,183	$79,250
Arthur J. Pugh** (Trustee)	$6,972	$0	$79,250
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
David R. Rochat* (Trustee)	$5,975	$5,975	$44,750
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$5,581	$4,186	$97,875

*Ms. Krumsiek is an interested person of the Portfolios since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Portfolios since he is a Director of the parent company of the Advisor. Mr. Rochat is an interested person of the Portfolios since he was an Officer and Director of the Portfolios' Advisor within the last two fiscal years.

**Messrs. Baird, Guffey, Pugh, Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2008, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $169,728; $314,513; $371,185; $409,432; and $342,226; for each of them, respectively.

***As of December 31, 2008, the Fund Complex consisted of fifty-eight (58) Funds.

Director Compensation Table
Calvert Municipal Fund, Inc.

                The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Portfolio of CMF for the most recent fiscal year ended December 31, 2008 and to all of the portfolios in the Fund Complex. The portfolio within CMF is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Portfolios (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Portfolios' Expenses	Total Compensation From Portfolios and Portfolio Complex Paid to Directors***
Richard L. Baird, Jr.** (Director)	$308	$154	$106,875
Douglas E. Feldman (Director)	$317	$0	$52,250
John G. Guffey, Jr.** (Director)	$249	$75	$98,770
M. Charito Kruvant** (Director)	$317	$190	$79,250
Arthur J. Pugh** (Director)	$317	$0	$79,250
Barbara J. Krumsiek* (Director & President)	$0	$0	$0
David R. Rochat* (Director)	$272	$272	$44,750
D. Wayne Silby, Esq.*,** (Director & Chair)	$255	$191	$97,875

*Ms. Krumsiek is an interested person of the Portfolio since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Portfolio since he is a Director of the parent company of the Advisor. Mr. Rochat is an interested person of the Portfolio since he was an Officer and Director of the Portfolio's Advisor within the last two fiscal years.

**Messrs. Baird, Guffey, Pugh, Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2008, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $169,728; $314,513; $371,185; $409,432; and $342,226; for each of them, respectively.

***As of December 31, 2008, the Fund Complex consisted of fifty-eight (58) Funds.

INVESTMENT ADVISOR

                The Portfolios' Investment Advisor is Calvert Asset Management Company, Inc. ("Calvert" or the "Advisor") a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreements with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees/Directors.

                The Advisor provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Portfolios pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees/Directors, executive officers and employees of the Portfolios, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce Portfolio expenses. The Board of Trustees/Directors periodically reviews and evaluates the expense offset arrangement.

                Under the Investment Advisory Agreements, for its services, the Advisor receives from each Portfolio an annual fee, payable monthly, of 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.

                The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years:

	2006	2007	2008

Long-Term	$345,470	$316,571	$310,122
Vermont Municipal	$292,959	$290,364	$294,364
National Municipal	$412,413	$363,684	$305,775

PORTFOLIO MANAGER DISCLOSURE

                Additional information about the Portfolio's Portfolio Manager, identified in the applicable Prospectus of the Portfolio, is provided below.

A. Other Non Money Market Accounts Managed by the Portfolio Manager of the Portfolios

                The following Portfolio Manager of the Portfolios is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

LONG-TERM

Thomas A. Dailey
Accounts Managed (not including Long-Term) as of December 31, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$220,811,947	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

VERMONT MUNICIPAL

Thomas A. Dailey
Accounts Managed (not including Vermont Municipal) as of December 31, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$221,646,308	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

NATIONAL MUNICIPAL

Thomas A. Dailey
Accounts Managed (not including National Municipal) as of December 31, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$225,273,532	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B. Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

                The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio's investments by the Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Non Money Market Accounts Managed by the Portfolio Manager of the Portfolios" above.

                When the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Each Portfolio relies on an equitable allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of the Portfolio Manager of the Portfolios

                Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by the Portfolio Manager from a Portfolio, the Advisor of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Non Money Market Accounts Managed by the Portfolio Manager of the Portfolios" above.

Thomas A. Dailey

                The following compensation information is identical with respect to Long Term, Vermont Municipal and National Municipal, as well as the respective Other Accounts listed above in relation to these Portfolios and managed by the Portfolio Manager.

Compensation with Respect to Management of Long-Term, Vermont Municipal and National Municipal and Other Accounts as of December 31, 2008
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Competitive with industry peer standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment firm.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of the Portfolio Manager of the Portfolios

                With respect to the Portfolio Manager identified in the applicable Prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of December 31, 2008 in the Portfolio(s) managed by that individual. The securities were valued as of December 31, 2008. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Dollar Range of Equity Securities in Portfolio Owned by Portfolio Manager as of December 31, 2008
Name of Portfolio Manager	Long-Term	Vermont Municipal	National Municipal

Thomas A. Dailey	$10,001-$50,000	None	None

ADMINISTRATIVE SERVICES AGENT

                Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Portfolio to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives from CTFR an aggregate annual fee of $80,000, allocated among the CTFR Portfolios (excluding CTFR Money Market) based on average daily net assets. CASC receives a fee of 0.10% of the respective average daily assets of the Calvert National Municipal Intermediate Portfolio.

                The administrative service fees paid by the Portfolios to CASC for the past three fiscal years were:

	2006	2007	2008

Long-Term	$6,308	$10,187	$16,393
Vermont Municipal	$5,402	$9,359	$15,583
National Municipal	$68,735	$60,614	$50,962

METHOD OF DISTRIBUTION

                Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Portfolios. CDI is an affiliate of each Portfolio's Advisor. Under the terms of its underwriting agreement with the Portfolios, CDI markets and distributes the Portfolios' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

                Pursuant to Rule 12b-1 under the 1940 Act, Long-Term and National Municipal have each adopted Distribution Plans (the "Plans"), which permit the Portfolios to pay certain expenses associated with the distribution of shares. (Vermont Municipal has not adopted a Plan). Such expenses may not exceed, on an annual basis, 0.35% of Long-Term's average daily net assets and 0.25% of National Municipal's average daily net assets. Each plan reimburses CDI only for expenses it incurs. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Portfolio shareholders, and compensation to broker/dealers, underwriters, and salespersons.

                The Plans were approved by the respective Board, including the Trustees/Directors who are not "interested persons" of the Portfolios (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. In establishing the Plans, the Trustees/Directors considered various factors, including the anticipated amount of the distribution expenses. The Trustees/Directors determined that there is a reasonable likelihood that the Plans will benefit each Portfolio and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plans may be terminated by vote of a majority of the independent Trustees/Directors who have no direct or indirect financial interest in the Plans or by vote of a majority of the outstanding shares of the Portfolio. Any change in the Plans that would materially increase the distribution cost to the Portfolio requires approval of the shareholders of the affected Portfolio; otherwise, the Plans may be amended by the Trustees/Directors, including a majority of the independent Trustees/Directors as described above. Each Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees/Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees/Directors.

                As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Portfolios as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution and shareholder servicing of Portfolio shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of March 31, 2009 the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Pershing, Thrivent Financial for Lutherans, CUSO, Wells Fargo Investments, Marshall & Ilsley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets, UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc. and National Financial Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers. The Advisor does not use Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

                The Portfolios have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Portfolios' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Portfolios based on the average daily net assets of the Portfolios. These fees are paid pursuant to the Portfolio's Plan.

                The Plan Expenses paid by Long-Term to CDI for the fiscal year ended December 31, 2008, were spent for the following purposes:

Compensation to broker-dealers	$46,518
Compensation to sales personnel	$0
Advertising	$0
Printing and mailing of prospectuses to other than current shareholders	$0
Compensation to underwriters	$0
Interest, financial charges	$0
Other	$0
Total Paid to CDI	$46,518

                National Municipal did not pay any Plan expenses during fiscal year 2008.

Long-Term and Vermont Municipal

                Shares are offered at NAV plus a front-end sales charge as follows:

Amount of Investment	As a % of Offering Price	As a % of net amount Invested	Allowed to Brokers as a % of offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%*	0.00%*	0.00%*

National Municipal

                Shares are offered at NAV plus a front-end sales charge as follows:

Amount of Investment	As a % of Offering Price	As a % of net amount Invested	Allowed to Brokers as a % of offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%*	0.00%*	0.00%*

* Purchases of Portfolio shares at NAV for accounts with $1,000,000 or more on which CDI has paid a finders fee are subject to a one-year contingent deferred sales charge of 0.80%.

                CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions), and the amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were as follows:

2006	2007	2008
Gross/Net	Gross/Net	Gross/Net
Long-Term	$34,231/$17,181	$21,643/$12,257	$23,081/$12,600
National Municipal	$19,876/$8,273	$14,545/$6,719	$11,312/$6,103
Vermont Municipal	$19,993/$14,059	$16,694/$14,742	$17,475/$13,059

                Trustees/Directors and certain other affiliated persons of the Portfolios are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Portfolios. Other groups (e.g., retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for the additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Portfolios to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, has been retained by the Portfolios to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and shareholder transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Portfolios' expense, to provide recordkeeping and subaccounting services to the Portfolios.

                The following chart shows the shareholder servicing fees paid to CSSI by the Portfolios for the past three fiscal years:

	2006	2007	2008
Long-Term	$3,522	$7,617	$7,211
Vermont Municipal	$3,743	$5,876	$5,503
National Municipal	$5,967	$9,412	$8,791

PORTFOLIO TRANSACTIONS

                The Portfolios' Advisor places orders with broker/dealers for Fund portfolio transactions. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

                Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of each Board of Trustees/Directors.

                Broker/dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Portfolios have adopted a policy that prohibits the Advisor from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

                For the last three fiscal years, total brokerage commissions paid by the Portfolios were as follows:

	2006	2007	2008
Long-Term	$1,114	$695	$1,391
Vermont Municipal	$1,104	$465	$1,290
National Municipal	$846	$458	$1,277

                None of the Portfolios paid brokerage commissions to affiliated persons in the last three fiscal years.

                The Advisor selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

                If, in the judgment of the Advisor, the Portfolios or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert Portfolios and managed accounts.

                For the fiscal year ended December 31, 2008, no brokerage commissions were allocated by the Advisor for soft dollar research services relating to the Portfolios. For fiscal year ended December 31, 2008, the Advisor received no soft dollar credits in connection with fixed-price offerings for any of the Portfolios.

                As of December 31, 2008, the Portfolios held no securities of their "regular broker/dealers" (as defined in the 1940 Act) or of the parents of those broker/dealers.

                The portfolio turnover rates for the last two fiscal years were as follows:

	2007	2008
Long-Term	47%	48%
Vermont Municipal	15%	12%
National Municipal	64%	39%

PORTFOLIO HOLDINGS DISCLOSURE

                CTFR and Municipal Fund have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio's portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Portfolio's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Portfolio's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holding report filed with the SEC on Form N-Q after the Portfolio's first and third quarters. From time to time, a Portfolio may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Portfolio's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

                CTFR's and Municipal Fund's Disclosure Policy, as described generally below, allows the disclosure of a Portfolio's non-public portfolio holdings for the Portfolio's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

                Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Portfolio's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

                A service provider or other third party that receives information about a Portfolio's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

                A Portfolio's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

                Under the Disclosure Policy, neither a Portfolio, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio's non-public portfolio holdings. The Disclosure Policy is subject to annual review by CTFR's and Municipal Fund's respective Board of Trustees/Directors. The Board of Trustees/Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

                The following is a list of those entities to whom information about the Portfolios' securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
CRA Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evergreen Advisors	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly

First Affirmative Financial Network	Portfolio Holdings, Portfolio Characteristics	Quarterly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
LPL Financial Services	Portfolio Holdings, Portfolio Characteristics	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Merrill Lynch	Portfolio Holdings, Portfolio Characteristics	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morgan Stanley	Portfolio Holdings, Portfolio Characteristics	Semi-Annually
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
Prudential	Portfolio Holdings, Portfolio Characteristics	Periodic
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Reuters Limited	Portfolio Holdings	Monthly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Singer Xenos Management	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Barney	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
UBS	Portfolio Holdings, Portfolio Characteristics	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

                The Portfolios, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the associated persons of the Fund, its Advisor and Subadvisors, as applicable, and principal underwriter to invest in securities that may be purchased or held by the Portfolios. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

                Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Portfolios use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of a Portfolio's Advisor, principal underwriter, or an affiliated person of the Portfolio, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES/DIRECTORS

                Any shareholder who wishes to send a communication to the Board of Trustees/Directors of a Portfolio should send the communication to the attention of the Portfolio's Secretary at the following address:

                Calvert Fund
                Attn: [Name of Portfolio] Secretary
                4550 Montgomery Avenue
                Suite 1000N
                Bethesda, Maryland 20814

                All communications should state the specific Calvert Portfolio to which the communication relates. After reviewing the communication, the Portfolio's Secretary will forward the communication to the Board of Trustees/Directors.

                In its function as a nominating committee, the Governance Committee of each Board of Trustees/Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio. Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Portfolio must submit the recommendation in writing to the attention of the Calvert Fund's Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee/Director. A shareholder wishing to recommend to the Governance Committee of the Portfolio a candidate for election as a Trustee/Director may request the Portfolio's Policy for the Consideration of Trustee/Director Nominees by contacting the Portfolio's Secretary at the address above.

                If a shareholder wishes to send a communication directly to an individual Trustee/Director or to a Committee of the Portfolio's Board of Trustees/Directors, then the communication should be specifically addressed to such individual Trustee/Director or Committee and sent in care of the Portfolio's Secretary at the address above. Communications to individual Trustees/Directors or to a Committee sent in care of the Portfolio's Secretary will be forwarded to the individual Trustee/Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

                KPMG LLP served as independent registered public accounting firm for the Portfolios since fiscal year 2002. State Street Bank & Trust Company, N.A. serves as custodian of the Portfolios' investments. The custodian has no part in deciding the Portfolios' investment policies or the choice of securities that are to be purchased or sold for the Portfolios.

GENERAL INFORMATION

                CTFR and Municipal Fund are open-end management investment companies. Long-Term and Vermont Municipal are non-diversified series of CTFR, which was organized as a Massachusetts business trust on October 20, 1980. The other series of CTFR are the Money Market Portfolio and Limited-Term Portfolio. National Municipal is a non-diversified series of CMF, a Maryland corporation organized on February 4, 1992. CTFR's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

                Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board of Trustees/Directors. Each Portfolio offers one class of shares. Upon the liquidation of a Portfolio, shareholders are entitled to share pro rata in the net assets belonging to the series available for distribution.

                CTFR and CMF are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                As of March 31, 2009, to the Portfolios' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolios as shown:
Portfolio Name	% of Ownership
Name & Address

Vermont Municipal
First Clearing, LLC. Lynn Weaver Tidman, Trustee Norwich, VT	5.90%

MLPF&S For the Sole Benefit of its Employees Jacksonville, FL	5.40%

National Municipal
Charles Schwab & Co Inc. Reinvest. Acct. San Francisco, CA	14.22%

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania, 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I. Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

NOTE: Calvert's socially screened mutual fund portfolios apply both the "Corporate Governance" and "Corporate Social Responsibility" guidelines detailed below, while Calvert's non-socially screened mutual fund portfolios only apply the "Corporate Governance" guidelines.

II.                CORPORATE GOVERNANCE

A.                Board and Governance Issues

               Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries -- for example, France, Germany, and Austria -- that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

    The Fund advisor will oppose slates of directors without at least a majority of independent directors.
    The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
    The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
    The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
    The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
    The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
    The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
    The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

               Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

    The Fund advisor will evaluate on case-by-case basis in contested election of directors.

               Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

    The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

               Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

    The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
    The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

               Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

    The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Note: The Guidelines use "shareholders" and "shareowners" interchangeably.

               Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

    The Fund advisor will ordinarily oppose supermajority vote requirements.

               Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

    The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
    The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

               Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

    The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

               Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

    The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

               Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

    The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
    The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

               Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

    The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

               Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

    The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

               Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

    Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

               Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

    The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
    The Fund advisor will oppose excessive awards of stock or stock options to directors.

               Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

    The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

    The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

    The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
    The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

               Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

    The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
    The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
    The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
    The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.
    The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
    The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

               Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

    The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

               Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

    The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.                Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. "Today's gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15."

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

               Disclosure of CEO, Executive, Board and Management Compensation

    The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

               Compensation for CEO, Executive, Board and Management

    The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

               Formation and Independence of Compensation Review Committee

    The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

               Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

    The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
    The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
    The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
    The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

               Employee Stock Ownership Plan (ESOPs)

    The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

               Pay Equity

    The Fund advisor will support proposals requesting that management provide a pay equity report.

               Ratio Between CEO and Worker Pay

    The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
    The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

               Executive Compensation Tie to Non-Financial Performance

    The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

               Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

    The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

               Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

    The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.
    The Fund advisor will examine and vote on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
    The Fund advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.                Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

               Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

    The Fund advisor will support proposals that consider non-financial impacts of mergers.
    The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
    The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

               Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

    The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
    The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

               Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

    The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

               Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

    The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III.                CORPORATE SOCIAL RESPONSIBILITY

A.                Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

    The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
    The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.                Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

    The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
    The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
    The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

               CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

    The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

               Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

    The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
    The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
    The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

               Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

    The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use.

               Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

    The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
    The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.                Workplace Issues

               Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

    The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
    The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
    The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

               Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

    The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

               Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

    The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
    The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
    The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
    The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

               Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

    The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.                International Operations and Human Rights

               Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

    The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.
    The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
    The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
    The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

               Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

    The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

               International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

    The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
    The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

               Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

    The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
    The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.                Indigenous Peoples' Rights

               Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

    The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
    The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.                Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

    The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
    The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

               Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals. Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals. In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products. These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.  In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals. Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

    The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.
    The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
    The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

               Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

    The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
    The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
    The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
    The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

               Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

    The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
    The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.                Weapons Contracting

               Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

    The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.                Community

               Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

    The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

               Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

    The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

               Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

    The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

               Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

    The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

               Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

    The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.                Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

    The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
    The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
    The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.                Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the Fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV.                CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.
Revised January 2008.
Approved March 2008.
Revised January 2009.
Approved March 2009.

APPENDIX B

Municipal Obligations

                Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

                Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.

                Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

                Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings (source: Standard & Poor's)

Long-Term Issuer Credit Ratings:

AAA - An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA - An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A - An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB - An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC:

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.
B - An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC - An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC - An obligor rated 'CC' is currently highly vulnerable.

Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R - An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D - An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R. - An issuer designated N.R. is not rated.

Short-Term Issue Credit Ratings (Notes)

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

    Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Issuer Credit Ratings

A-1 An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2 An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

Municipal Long-Term Rating Definitions (source: Moody's Investors Service)

Aaa Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa Issuers or issues rated B demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca Issuers or issues rated B demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C Issuers or issues rated B demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The Modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 Indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short-Term Debt And Demand Obligation ratings (source: Moody's Investors Service)

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative Grade. MIG ratings expire at the maturity of the obligation.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)

Articles of Incorporation, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.
(a)    Articles Supplementary, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.
(b)    Articles of Amendment, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

(b)	By-Laws, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

(d)

Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.
Investment Advisory Agreement Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.
Addendum to Investment Advisory Agreement (fee cap), filed herewith.

(e)

Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 27, April 30, 2007, accession number 0000882671-07-000084.
Underwriting (Distribution) Schedules I, II & III, incorporated by reference to Registrant's Post-Effective Amendment No. 27, April 30, 2007, accession number 0000882671-07-000084.

(f)	Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 27, 2001, accession number 0000930661-01-500336.

(h)(1)	Amended Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, April 29, 2008, accession number 0000882671-08-000004.

(h)(2)	Sub-Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.

(h)(3)

Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.
Servicing Agreement Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No. 27, April 30, 2007, accession number 0000882671-07-000084.

(h)(4)	Administrative Services Agreement Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, filed herewith.

(m)(1)

Plan of Distribution for Class A, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.
Plan Schedule A for Class A, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.

(m)(2)

Plan of Distribution for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.
Plan Schedule A for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 26, April 28, 2006, accession number 0000882671-06-000008.

(n)	Amended and Restated Rule 18f-3 Multiple-class Plan, filed herewith.

(o)	Power of Attorney Forms, filed herewith.

(p)	Amended Code of Ethics for CAMCO filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 23(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser
Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.

         (b)     Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) under Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 29th day of April, 2009.

CALVERT MUNICIPAL FUND, INC.

By:

_______________**__________________

Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 29th day of April 2009 by the following persons in the capacities indicated.
Signature	Title
__________**____________ Barbara J. Krumsiek	President and Trustee

__________**____________ Ronald M. Wolfsheimer	Treasurer

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, filed herewith.

Calvert Municipal Fund, Inc.
Post-Effective Amendment No. 29
Registration No. 033-44968
EXHIBIT INDEX

Exhibit No.	Description
23(d)	Addendum to Investment Advisory Agreement
23(i)	Opinion and Consent of Counsel
23(j)	Consent of Independent Auditors
23(n)	Amended and Restated Rule 18f-3 Multiple-class Plan
23(o)	Power of Attorney Forms
23(p)	Amended Code of Ethics for CAMCO